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VANGUARD(R) U.S. STOCK INDEX FUNDS

SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 17, 2006

The ticker symbols found in the Additional Information boxes on pages 11 and 14 of the prospectus are replaced with the following:

Page 11
Ticker Symbol
VMISX

Page 14
Ticker Symbol
VSISX









(C)2006 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                      PS1341 082006


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                                                               [SHIP] [VANGUARD]

VANGUARD(R) 500 INDEX FUND

SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 17, 2006

The ticker symbol found in the Additional Information Box on page 4 of the prospectus is replaced with the following:

Ticker Symbol
VIFSX
































(C)2006 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PS1340 082006